Contingent consideration liabilities - Summary of Possible Changes in key Inputs to Valuation of Contingent Consideration Liabilities (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Shionogi ViiV healthcare joint venture [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10% increase in sales forecasts	£ 569
10% decrease in sales forecasts	(569)
1% increase in discount rate	(238)
1% decrease in discount rate	256
Shionogi ViiV healthcare joint venture [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of US Dollar	367
Shionogi ViiV healthcare joint venture [member] | 10 cent depreciation of US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of US Dollar	(313)
Shionogi ViiV healthcare joint venture [member] | 10 cent appreciation of the Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of Euro	114
Shionogi ViiV healthcare joint venture [member] | 10 cent depreciation of Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of Euro	(95)
Novartis vaccines [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10% increase in sales forecasts	62
10% decrease in sales forecasts	(62)
1% increase in discount rate	(22)
1% decrease in discount rate	26
5% increase in probability of milestone success	7
5% decrease in probability of milestone success	(7)
Novartis vaccines [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of US Dollar	(13)
Novartis vaccines [member] | 10 cent depreciation of US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of US Dollar	11
Novartis vaccines [member] | 10 cent appreciation of the Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent appreciation of Euro	29
Novartis vaccines [member] | 10 cent depreciation of Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [line items]
10 cent depreciation of Euro	£ (25)